Exhibit 99.1

CLI Funding VI LLC
Fixed Rate Asset Backed Notes, Series 2020-3
Sample Container Agreed-Upon Procedures

Report To:
Container Leasing International, LLC
CLI Funding VI LLC

23 September 2020

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Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC
CLI Funding VI LLC
123 Tice Boulevard
Woodcliff Lake, New Jersey 07677

Re:	CLI Funding VI LLC (the “Issuer”)
Fixed Rate Asset Backed Notes, Series 2020-3 (the “Notes”)
Sample Container Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Container Leasing International, LLC (the “Manager”), the Issuer, Deutsche Bank Securities Inc. (“Deutsche Bank Securities”), MUFG Securities Americas Inc. (“MUFG”) and Wells Fargo Securities, LLC (“Wells Fargo Securities,” together with the Manager, Issuer, Deutsche Bank Securities and MUFG, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of intermodal marine container leases (the “Leases”) and corresponding leased containers (the “Containers”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Manager, on behalf of the Issuer, provided us with:
a.
An electronic data file labeled “Unit Level - Series 2020-3 - CLIF VI Data Tape - $425M.xlsx” and the corresponding record layout and decode information, as applicable (the “Container Data File”), that the Manager, on behalf of the Issuer, indicated contains information relating to certain intermodal marine container leases (the “Additional Leases”) and corresponding leased containers (the “Additional Containers”) as of 31 July 2020 (the “Statistical Cut‑Off Date”) that are expected to be representative of the Leases and corresponding Containers,

b.	Imaged copies of:
i.	The lease addendum or other related documents (collectively and as applicable, the “Lease Addendum”),
ii.	The customer rental invoices (the “Rental Invoice”),
iii.	The container cost invoice(s), machinery cost invoice(s), positioning cost invoice(s) and inspection invoice(s) (collectively and as applicable, the “Cost Invoices”) and
iv.	Certain printed screen shots from the Manager’s servicing system (the “Mistral System Screen Shots,” together with the Lease Addendum, Rental Invoice and Cost Invoices, the “Source Documents”),
as applicable, that the Manager, on behalf of the Issuer, indicated relate to each Sample Container (as defined in Attachment A),
c.	Certain schedules and the corresponding record layout and decode information, as applicable, that the Manager, on behalf of the Issuer, indicated contain certain information relating to the:
i.	Cost amount for certain Sample Containers (the “Invoice Details Schedule”),
ii.	Cost amount for Sample Container Number (as defined in Attachment A) 36 (the “Hakman Fleet Fair Value Schedule”) and
iii.	Cost amount and net book value for each Sample Capital Container (as defined in Exhibit 1 to Attachment A) (each, a “Flexxperts Amortization Schedule”),
d.
A schedule and the corresponding record layout and decode information, as applicable (the “Equipment ID Mapping Schedule,” together with the Source Documents, Invoice Details Schedule, Hakman Fleet Fair Value Schedule and Flexxperts Amortization Schedule, the “Sources”), that the Manager, on behalf of the Issuer, indicated contains information relating to the equipment ID corresponding to each Sample Container,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Container Data File, which is shown on Exhibit 1 to Attachment A,
f.
Instructions, assumptions and methodologies (collectively, the “Net Book Value Calculation Methodology”), which are shown on Exhibit 3 to Attachment A, that the Manager, on behalf of the Issuer, indicated relate to the calculation of the net book value (the “Net Book Value”) for each Sample Container and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Container Data File, Sources, Sample Characteristics, Net Book Value Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Net Book Value Calculation Methodology or any other information provided to us by the Manager, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Additional Leases, Leases, Additional Containers or Containers, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 September 2020

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Manager, on behalf of the Issuer, we randomly selected a sample of 50 Additional Containers from the Container Data File (the “Sample Containers”).  For the purpose of this procedure, the Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Containers or the methodology they instructed us to use to select the Sample Containers from the Container Data File.

For the purpose of the procedures described in this report, the 50 Sample Containers are referred to as Sample Container Numbers 1 through 50.

2.	For each Sample Container, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Container Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or the Container Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Manager, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.
Observed that the Lease Addendum contained a signature in the customer signature section of the Lease Addendum (except for Sample Container Numbers 19 and 43).  We performed no procedures to determine the validity of the signature contained in the customer signature section of the Lease Addendum.

The Manager, on behalf of the Issuer, instructed us not to perform this procedure for Sample Container Numbers 19 and 43, as the Manager, on behalf of the Issuer, was unable to provide the signed Lease Addendum.

Exhibit 1 to Attachment A Page 1 of 7

Sample Characteristics and Sources

Sample Characteristic	Container Data File Field Name	Source(s)	Note(s)

Mistral tag Number	Mistral Tag .	Lease Addendum or Rental Invoice	i., ii.
Customer name	Cust Name	Lease Addendum	iii.
Contract number	Contract.	Lease Addendum	i., iv.
Equipment ID	EquipID	(a) Lease Addendum and Equipment ID Mapping Schedule or (b) Mistral System Screen Shots	v.
Cost amount	Cost	(a) Cost Invoices, Invoice Details Schedule and recalculation, (b) Hakman Fleet Fair Value Schedule or (c) Flexxperts Amortization Schedule	vi.
Contract begin date	ContBegin	(a) Lease Addendum, (b) Lease Addendum and recalculation or (c) Mistral System Screen Shots	vii.
Contract end date	ContEnd	(a) Lease Addendum, (b) Lease Addendum and recalculation or (c) Mistral System Screen Shots	viii., ix.
Daily rental rate	DailyRate	Lease Addendum or Rental Invoice	x.
Purchase option amount	PO Amt	Lease Addendum	xi.
Remaining term	RemainTerm	(a) Lease Addendum and recalculation or (b) Mistral System Screen Shots and recalculation	viii., xii.
Age	Age	(a) Recalculation or (b) Mistral System Screen Shots and recalculation	xiii.
Net book value	NBV	(a) Equipment ID Mapping Schedule and recalculation or (b) Flexxperts Amortization Schedule	xiv.

Exhibit 1 to Attachment A Page 2 of 7

Notes:

i.	For identification purposes.

ii.
For the purpose of comparing the mistral tag number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the mistral tag number, as shown on the Container Data File, agreed with the corresponding mistral tag number in at least one of the Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Lease Addendum and Rental Invoice.

iii.
For the purpose of comparing the customer name Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the customer name value, as shown on the Container Data File, agreed with the corresponding customer name value, as shown in the Lease Addendum, in accordance with the following decode table, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note:

Container Data File Value	Source Value
COSCO (Cayman) Mercury Co Ltd	COSCO Shipping Lines Co. Ltd.
Evergreen Marine Corporation	Evergreen International S.A.
New Centrans International Marine Shipping Co Ltd	Centrans International Marine Shipping Company, Ltd
Goodrich Maritime LLC	Goodrich Maritime Private LLC
Mediterranean Shipping Co. S.A.	MSC Mediterranean Shipping Co. S.A.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences due to abbreviations and truncations.

iv.	For the purpose of comparing the contract number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to ignore differences due to truncations.

Exhibit 1 to Attachment A Page 3 of 7

Notes:  (continued)

v.
For the purpose of comparing the equipment ID Sample Characteristic for each Sample Container (except for Sample Container Numbers 5, 14, 15, 16, 17, 18, 20, 21, 22, 25, 27, 32, 36, 37, 39, 40, 41, 42, 44, 45, 46, 47 and 49), the Manager, on behalf of the Issuer, instructed us to:

a.
Use the equipment ID, as shown in the Lease Addendum, corresponding to the daily rental rate, as shown on the Container Data File, in cases where the Lease Addendum does not describe the equipment ID for the corresponding Sample Container,

b.	Use the decode information shown on the Equipment ID Mapping Schedule, as applicable, and
c.	Ignore differences due to abbreviations and truncations.

For the purpose of comparing the equipment ID Sample Characteristic for Sample Container Numbers 5, 14, 15, 16, 17, 18, 20, 21, 22, 25, 27, 32, 36, 37, 39, 40, 41, 42, 44, 45, 46, 47 and 49, the Manager, on behalf of the Issuer, instructed us to the Mistral System Screen Shots as the Source.

vi.
For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “TERM” or “MLA,” as shown on the Container Data File (each, a “Sample Term Container” or “Sample MLA Container,” respectively) (except for Sample Container Number 36), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the cost amount as the sum of:
(1)	The corresponding cost amounts for such Sample Container, all as shown in the Cost Invoices, and
(2)	If applicable, the additional cost amounts for such Sample Container, all as shown on the Invoice Details Schedule, and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value shown on the Container Data File).

For the purpose of comparing the cost amount Sample Characteristic for Sample Container Number 36, the Manager, on behalf of the Issuer, instructed us to use the Hakman Fleet Fair Value Schedule as the Source.

For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “CAPITAL,” as shown on the Container Data File (each, a “Sample Capital Container”), the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined begin principal balance for period 1, as shown on the Flexxperts Amortization Schedule, and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value shown on the Container Data File).

Exhibit 1 to Attachment A Page 4 of 7

Notes:  (continued)

vii.
For the purpose of comparing the contract begin date Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 3, 4, 6, 7, 11, 12, 14, 15, 16, 17, 18, 19, 20, 21, 22, 25, 26, 27, 28, 32, 36, 42, 43, 44, 45, 46 and 50), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source or
b.	Recalculate the contract begin date using the information, assumptions and methodologies described in the Lease Addendum, if the contract begin date was not specifically stated in the Lease Addendum.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 1, 2, 3, 4, 6, 7, 11, 12, 14, 15, 16, 17, 18, 19, 20, 21, 22, 25, 26, 27, 28, 32, 36, 42, 43, 44, 45, 46 and 50, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

viii.	The Manager, on behalf of the Issuer, instructed us not to compare the indicated Sample Characteristics for:
a.	The Sample MLA Containers or
b.	Sample Containers with a corresponding value of <blank> or “-“, as shown on the Container Data File.

ix.
For the purpose of comparing the contract end date Sample Characteristic for each Sample Container (except for (a) the Sample Containers described in note viii. and (b) Sample Container Numbers 1, 2, 3, 4, 6, 7, 11, 14, 15, 16, 17, 21, 28, 43, 44, 45 and 50), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source or
b.	Recalculate the contract end date using the information, assumptions and methodologies described in the Lease Addendum, if the contract end date was not specifically stated in the Lease Addendum, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contract end date Sample Characteristic for Sample Container Numbers 1, 2, 3, 4, 6, 7, 11, 14, 15, 16, 17, 21, 28, 43, 44, 45 and 50, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of one day or less.

Exhibit 1 to Attachment A Page 5 of 7

Notes:  (continued)

x.
For the purpose of comparing the daily rental rate Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the daily rental rate, as shown on the Container Data File, agreed with the corresponding daily rental rate in at least one of the Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Lease Addendum and Rental Invoice.

xi.	For the purpose of comparing the purchase option amount Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to:
a.	Ignore differences of +/- $0.50 or less and
b.	Note agreement with an Container Data File value of <blank>, “-“ or “#N/A,” if the Lease Addendum did not indicate that the lessee has a right to purchase the leased container.

xii.
For the purpose of comparing the remaining term Sample Characteristic for each Sample Container (except for the Sample Containers described in note viii.), the Manager, on behalf of the Issuer, instructed us to

a.	Recalculate the remaining term as the maximum of:
(1)	The result obtained by:
(i)	Calculating the difference in days between the:
(a)	Contract end date, as shown in the Lease Addendum or Mistral System Screen Shots (and in accordance with any other applicable note(s)), and
(b)	Statistical Cut-Off Date and
(ii)	Dividing the result obtained above by 365
and
(2)	0
and
b.	Ignore differences of +/- 0.01 or less.

Exhibit 1 to Attachment A Page 6 of 7

Notes:  (continued)

xiii.
For the purpose of comparing the age Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 3, 4, 6, 8, 9, 11, 13, 18, 25, 26, 28, 29, 30, 31, 36, 37, 49 and 50), the Manager, on behalf of the Issuer, instructed us to recalculate the age by:

a.	Calculating the difference in days between the:
(1)	Statistical Cut-Off Date and
(2)	Curr Dep Date (“current depreciation date”), as shown on the Container Data File,
and
b.	Dividing the result obtained above by 365,
subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 1, 2, 3, 4, 6, 8, 9, 13, 18, 25, 26, 28, 29, 36 and 37, the Manager, on behalf of the Issuer, instructed us to recalculate the age by:
a.	Calculating the difference in days between the:
(1)	Statistical Cut-Off Date and
(2)	Original on-hire date, as shown in the Mistral System Screen Shots,
and
b.	Dividing the result obtained above by 365,
subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 11, 30, 31, 49 and 50, the Manager, on behalf of the Issuer, instructed us to recalculate the age by:
a.	Calculating the difference in days between the:
(1)	Statistical Cut-Off Date and
(2)	30 June of the model year, as shown in the Mistral System Screen Shots,
and
b.	Dividing the result obtained above by 365,
subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/- 0.01 or less.

Exhibit 1 to Attachment A Page 7 of 7

Notes:  (continued)

xiv.	For the purpose of comparing the net book value Sample Characteristic for each Sample Container (except for the Sample Capital Containers), the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the net book value using the Net Book Value Calculation Methodology and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value shown on the Container Data File).

For the purpose of comparing the net book value Sample Characteristic for each Sample Capital Container (except for Sample Container Number 7), the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined end principal balance as of the Statistical Cut-Off Date, as shown on the Flexxperts Amortization Schedule, and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value shown on the Container Data File).

For the purpose of comparing the net book value Sample Characteristic for Sample Container Number 7, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined end principal balance as of 1 July 2020, as shown on the Flexxperts Amortization Schedule, and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value shown on the Container Data File).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Container Number	Sample Characteristic	Container Data File Value	Source Value

7	Purchase option amount	$2,365.00	$950.00

33	Purchase option amount	$641.00	$641.99

34	Purchase option amount	$641.00	$641.99

37	Purchase option amount	$0.00	$1.00

43	Daily rental rate	<REDACTED>	<REDACTED>

Exhibit 3 to Attachment A Page 1 of 2

Net Book Value Calculation Methodology

For the purpose of recalculating the net book value Sample Characteristic for each Sample Container (except for the Sample Capital Containers), the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the depreciation base (the “Depreciation Base”) for each Sample Container (except for the Sample Container Number 36), by subtracting:
a.	The result of multiplying the:
(i)	Cost amount, as shown on the Container Data File,
by
(ii)	Salvage percentage value, which we were instructed by the Manager, on behalf of the Issuer, to assume is:
(a)	37% for Sample Containers with an equipment ID value of dry container (“D”) and
(b)	10% for Sample Containers with an equipment ID value of reefer (“R”) or genset (“G”), all as shown on the Container Data File, and in accordance with the decode information shown on the Equipment ID Mapping Schedule, from
b.	The cost amount, as shown on the Container Data File.

For Sample Container Number 36, the Manager, on behalf of the Issuer, instructed us to use a value of zero for the Depreciation Base.

2.
Calculate the useful life in days (the “Useful Life in Days”) for each Sample Container, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to assume is:

a.	12.5 years for Sample Containers with an equipment ID value of dry container (“D”),
b.	15 years for Sample Containers with an equipment ID value of reefer (“R”) or
c.	12 years for Sample Containers with an equipment ID value of genset (“G”), all as shown on the Container Data File, and in accordance with the decode information shown in the Equipment ID Mapping Schedule.

3.	Calculate the depreciation per day (the “Depreciation per Day”) for each Sample Container by dividing the:
a.	Depreciation Base by
b.	Useful Life in Days,
both as calculated above.

Exhibit 3 to Attachment A Page 2 of 2

4.
Calculate the number of days since the depreciation date (the “Number of Days Since the Depreciation Date”) for each Sample Container (except for the Sample Container Number 42) by calculating the difference in days between the:

a.	Statistical Cut‑Off Date and
b.	Current depreciation date, as shown on the Container Data File.

For Sample Container Number 42, calculate the Number of Days Since the Depreciation Date by calculating the difference in days between the:
a.	Statistical Cut-Off Date and
b.	Current depreciation date, which we were instructed by the Manager, on behalf of the Issuer, to assume is 12 March 2020.

5.	Calculate the depreciation (the “Depreciation”) for each Sample Container by multiplying the:
a.	Depreciation per Day by
b.	Number of Days Since the Depreciation Date,
both as calculated above.

6.	Recalculate the net book value for each Sample Container by:
a. Subtracting the:
(i) Depreciation, as calculated above,
from
(ii) Cost amount, as shown on the Container Data File, and
b.	Rounding the result obtained above to the second decimal ($XX.XX).